Deferred taxes - Summary of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax on the provision for employee profit sharing	$ 3,998	$ 1,945
Deferred tax on management fee provision		391
Deferred tax on accruals for expenses	108
Deferred tax on tax depreciation of fixed assets	(275)
Deferred tax on performance fees - IFRS 15	(123)
Deferred tax on gain from bargain purchase	(158)
Deferred tax on initial application of IFRS 16*	(93)	(185)
Other deferred taxes	(11)	2
Deferred taxes	$ 3,446	$ 2,153